Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net Income (loss) for the period	$ (291,956)	$ (426,451)	$ (692,430)	$ (859,230)
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Depreciation	1,335	1,283	2,070	1,846
Decrease (increase) in receivables from sales of digital tokens	44,425	27,302	17,877	260,729
Increase (decrease) in obligations to issue digital tokens	55,055	(20,375)	(28,902)	(444,322)
Interest on loans	5,514	41,001	40,408	81,528
Increase (decrease) in liability for employee rights upon retirement	(510)	(99)	2,576	34,358
Decrease (increase) in other current assets	115,808	63,162	(54,769)	80,032
Increase (decrease) in accounts payable	(33)	2,507	2,400	(11,717)
Increase (decrease) in other accounts payable	35,350	241,232	594,054	437,148
Net cash used in operating activities	(35,012)	(70,438)	(116,716)	(419,628)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (repayments of) short term loans	(101,341)	(52,923)	(15,440)	292,464
Proceeds on account of shares	137,563	123,362	132,362	106,000
Net cash provided by (used in) financing activities	36,222	70,439	116,922	398,464
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,210		206	(21,164)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	206			21,164
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,416		206
Cash paid during the year for:
Interest	$ 4,601